Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Derivative Financial Instruments

Note 8 – Derivative Financial Instruments

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has issued convertible debentures, and in accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At March 31, 2023	Issued 2023	At December 31, 2022

Stock Price	$0.0026	$0.0054	$0.0055
Exercise Price	$0.0034	$0.0034	$0.0034
Expected Life (Years)	0.79	1.00	0.80
Volatility	163%	162%	165%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	4.64%	4.84%	4.73%

Fair value:
Conversion feature	$265,000	$175,000	$112,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

At December 31, 2022, the balance of the derivative liabilities was $112,000.  During the three months ended March 31, 2023, the Company recognized derivative liabilities of $175,000 upon issuance of additional secured convertible debentures (see Note 2). Pursuant to current accounting guidelines, the Company determined the fair value of the derivative liability on March 31, 2023 was $265,000, and as a result, recorded a change in fair value of $22,000 as a component of other income and expenses in the consolidated statements of operations.

Note 9 – Derivative Financial Instruments

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. During fiscal year 2022, the Company issued convertible debentures, and in accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2022, the derivative liabilities were valued using the Binomial pricing model and/or Black Scholes pricing model with the following assumptions:

	At December 31, 2022	Issued December 15, 2022	At December 31, 2021

Stock Price	$0.0055	$0.0075	$-
Exercise Price	$0.0034	$0.0034	$-
Expected Life (Years)	0.80	0.84	-
Volatility	165%	159%	-%
Dividend Yield	0%	0%	-%
Risk-Free Interest Rate	4.73%	4.65%	-%

Fair value:
Conversion feature	$112,000	$164,000	$-

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

At December 31, 2020, the balance of the derivative liabilities was $163,000.  During the year ended December 31, 2021, the corresponding convertible notes payable were converted to equity. Pursuant to current accounting guidelines, the Company determined the final fair value of the derivative liability which amounted to $382,000 and as a result, the Company recorded a change in fair value of $219,000. The Company also extinguished the derivative liability of $382,000 as part of loss on debt extinguishment in accordance with current accounting guidelines. At December 31, 2021, the Company has no more instruments accounted as derivative liabilities.

On December 15, 2022, the Company recognized derivative liabilities of $164,000 upon issuance of additional secured convertible debentures (see Note 5). Pursuant to current accounting guidelines, the Company determined the fair value of the derivative liability on December 31, 2022 was $112,000, and as a result, recorded a change in fair value of $52,000 as a component of other income and expenses in the consolidated statements of operations.  At December 31, 2022, the balance of the derivative liabilities was $112,000.